Other Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables
Analysis of other receivables, net

	As of December 31,
	2010	2011
	RMB	RMB
Advances to staff (i)	9,046	8,741
Advances to entrepreneurial agents (ii)	9,897	6,265
Insurance claim receivables	65	26
Rental deposits	6,147	5,610
Interest income receivables (iii)	13,673	33,549
Advances to third parties (iv)	21,294	—
Value-added tax recoverable (v)	4,749	14,401
Dividend receivable from Datong	—	10,000
Other	2,163	4,144
	67,034	82,736

(i)             This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)          This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by entrepreneurial individual sales agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)       This represented accrued interest income on bank deposits.

(iv)      As of December 31, 2010, the amount mainly represented advance consideration payment made for the acquisition of Henan Zhongrui Insurance Agency Co., Ltd. (“Zhongrui”) amounting to RMB18,000. As of December 31, 2010, the acquisition of Zhongrui had not been completed and the acquisition was subsequently terminated with the refund received on March 25, 2011.

(v)         As of December 31, 2011, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax as of December 31, 2010 had been refunded during the year 2011.